Earnings per share	12 Months Ended
Mar. 31, 2020
Basic and diluted earnings per share [abstract]
Earnings per share
20.
Earnings per share

The calculation of basic and diluted earnings per share for the years ended March 31, 2020, 2019 and 2018 was based on the profit attributable to equity shareholders of the Company, being Rs.19,498, Rs.18,795 and Rs.9,806, respectively.

The weighted average number of equity shares outstanding, used for calculating the basic earnings per share, are as follows:

	For the Year Ended March 31,
	2020		2019		2018
Number of equity shares at the beginning of the year (excluding treasury shares)		165,847,972		165,910,907		165,741,713
Effect of treasury shares held during the year		(154,020)		(100,672)		-
Effect of equity shares issued on exercise of stock options		64,432		103,801		103,695
Weighted average number of equity shares – Basic		165,758,384		165,914,036		165,845,408
Earnings per share of par value Rs.5 – Basic	Rs.	117.63	Rs.	113.28	Rs.	59.13

The weighted average number of equity shares outstanding, used for calculating the diluted earnings per share, are as follows:

	For the Year Ended March 31,
	2020		2019		2018
Weighted average number of equity shares – Basic		165,758,384		165,914,036		165,845,408
Dilutive effect of stock options outstanding (1)		323,601		278,718		340,144
Weighted average number of equity shares – Diluted		166,081,985		166,192,754		166,185,552
Earnings per share of par value Rs.5 – Diluted	Rs.	117.40	Rs.	113.09	Rs.	59.00

(1)	As at March 31, 2020 and 2019, 475,575 and 272,700 options, respectively, were excluded from the diluted weighted average number of equity shares calculation because their effect would have been anti-dilutive. The average market value of the Company’s shares for the purpose of calculating the dilutive effect of stock options was based on quoted market prices for the year during which the options were outstanding.